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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
                 -------------------------------
   Address:      75 Park Plaza
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                 Boston, MA 02116
                 -------------------------------

                 -------------------------------

Form 13F File Number:  28-06203
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Abner Kurtin
         -------------------------------
Title:   Portfolio Manager
         -------------------------------
Phone:   617-646-7700
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Abner Kurtin                Boston, MA       February 12, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      3
                                        --------------------

Form 13F Information Table Value Total:      $  28,429
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                      Value    Shrs or   Sh/   Put/   Investment    Other    Voting Authority
   Name of Issuer          Title of Class    CUSIP   (X$1000)  Prn Amt   Prn   Call   Discretion    Mgrs     Sole    Shared None
                                                               -------   ---   ----   ----------    ----     ----    ------ ----
Convera Corp              CL A             211919105      378   136,386  SH              Sole                136,386

Sovereign Bancorp Inc     Common           845905108   13,913 1,220,400  SH              Sole              1,220,400

Sun-Times Media Group Inc Common           86688Q100   14,138 6,426,410  SH              Sole              6,426,410